Information about Geographic Areas	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Information about Geographic Areas

(19) Information about Geographic Areas

Revenues from external customers attributable to foreign countries totaled $32,705, $33,124 and $34,013 for the years ended December 31, 2015, 2014 and 2013, respectively. Net carrying value of long lived assets located in foreign countries totaled $5,613 and $7,324 as of December 31, 2015 and 2014, respectively. All other revenues from external customers and long lived assets relate to domestic operations.